Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

22.	COMMITMENTS AND CONTINGENCIES

Equity pledge commitment

On August 4, 2017, Puxin Limited issued a convertible note and a promissory note at the principle amount of USD25,000 and USD25,000, respectively, to Haitong. In conjunction with the note purchase agreement, an offshore share mortgage agreement was entered into amongst Haitong, Puxin Limited and Long bright Limited (a shareholder of Puxin Limited solely owned by Mr. Yunlong Sha). Pursuant to the offshore share mortgage agreement, Long bright Limited mortgaged its 18% equity interests of Puxin Limited in favor of Haitong. Meanwhile, a domestic equity pledge agreement was entered into amongst a related party of Haitong, Puxin Education, Dalian Pude Education Consulting Co., Ltd. (“Dalian Pude”) and Guizhou Puxintian Education Technology Co., Ltd. (“Guizhou Puxintian”). Puxin Education pledged its 100% equity interests of Dalian Pude and Guizhou Puxintian in favor of a related party of Haitong. Mr. Yunlong Sha, Ms. Wenjing Song and Long bright Limited are joint guarantors under the offshore share mortgage agreement and domestic equity pledge agreement.

On September 29, 2017, Puxin Limited issued convertible note at the principle amount of USD23,000 to CICC ALPHA. In conjunction with the note purchase agreement, an offshore share mortgage agreement was entered into amongst CICC ALPHA, Puxin Limited and Long bright Limited. Pursuant to the offshore share mortgage agreement, Long bright Limited mortgaged its 8.3% equity interests of Puxin Limited in favor of CICC ALPHA. Meanwhile, a domestic equity pledge agreement was entered into amongst a related party of CICC ALPHA, Mr. Yunlong Sha and Puxin Education, Mr. Yunlong Sha pledged its 4.15% equity interests of Puxin Education in favor of a related party of CICC ALPHA. Mr. Yunlong Sha and Long bright Limited are joint guarantors under the offshore share mortgage agreement and domestic equity pledge agreement.

The equity interests pledged under the domestic equity pledge agreements with Haitong and CICC ALPHA were released in February 2018 in connection with the reorganization. As of December 31, 2019, all the mortgaged shares of Puxin Limited were released except for 9,589,566 shares which were still mortgaged to Haitong.

In 2019, Puxin Education entered into a series of borrowing agreements amounted to RMB408,600 with SPD Bank. Deposits amounted to USD50,000 (equivalent to RMB348,090), which were recorded in the current portion of restricted cash, were pledged as collateral for the borrowings.

In 2019, Puxin Education issued debt instruments amounted to RMB384,100 under the directed financing schemes and registered with competent financial asset exchanges in PRC. Taiyuan Puxin Arts, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song were joint guarantors under the agreements, 100% equity interests of certain subsidiary and tuition collection rights of certain schools were pledged for the debt instruments.

22.	COMMITMENTS AND CONTINGENCIES-continued

Equity pledge commitment-continued

The Group entered into four other loan agreements in a total amount of RMB162,938 with a group of lenders in 2019. Mr. Yunlong Sha was guarantor under the loan agreements, and tuition collection rights of certain schools were pledged for the loans.

Contingencies

The Group is in the process of applying for permits and preparing filings for certain training institutions and tutoring branches. The contingent liability incurred by failing to meet the permit or filing requirements cannot be reasonably estimated, pending on authoritative interpretation and implementation guidance, the Group did not record any liabilities pertaining to this.

On November 7, 2016, the Standing Committee of the National People’s Congress promulgated the Decision on Amending the Law on the Promotion of Private Education of the PRC (the “Amended Private Education Law”), which became effective on September 1, 2017 and was further amended on December 29, 2018. On August 10, 2018, the Ministry of Justice of the PRC issued the Amended Draft of Implementation Rules for the Law on the Promotion Private Education of the PRC for Approval (the “Implementation Rules for Approval”) to invite public comment. Due to the lack of authoritative interpretation and implementation guidance, the potential impact related to the Group not fully complying with the Amended Private Education Law or any relevant regulations cannot be reasonably estimated at the issuance of this report. As a result, the Group did not account for any liabilities pertaining to this.